Share-based Compensation Expenses - Share based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-based Compensation Expenses
Share-based compensation expense	¥ 5,605	$ 801	¥ 9,406	¥ 15,926
Cost of revenue
Share-based Compensation Expenses
Share-based compensation expense	260	37	261	216
Research and product development
Share-based Compensation Expenses
Share-based compensation expense	260	37	261	216
Sales and marketing
Share-based Compensation Expenses
Share-based compensation expense	127	18	126	86
General and administrative
Share-based Compensation Expenses
Share-based compensation expense	¥ 4,958	$ 709	¥ 8,758	¥ 15,408